Organization and Business Description (Details)	Mar. 01, 2019	Aug. 15, 2023	Apr. 03, 2023	Mar. 07, 2023	Apr. 27, 2015
Organization and Business Description (Details) [Line Items]
Renewed an additional years					7 years
Contractual terms	10 years
Mr Liming Xu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				52.00%
Subsequent Event [Member] | Shanghai Jinheyu Biological Science Technology Limited [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage			100.00%
Forecast [Member] | Shanghai Jinheyu Biological Science Technology Limited [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage		49.00%
Forecast [Member] | Independent Shareholders [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage		51.00%